CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Schedule of cash and cash equivalents and investments

	As of December 31,
	2020	2019
Cash and cash equivalents
Cash and Banks	4,645	2,339
Time deposits	3,546	957
Mutual funds (a)	8,797	31,531
Government bonds at fair value	1,539	—
Total cash and cash equivalents	18,527	34,827
Investments
Current
Government bonds at fair value	5,054	404
Government bonds at amortized cost	126	180
Mutual funds (a)	1,442	87
Allowance for credit risk (b)	(80)	(87)
Total current investments	6,542	584
Non- current
Government bonds at amortized cost	342	2,692
Investments in associates (c)	2,026	1,531
2003 Telecommunications Fund	1	1
Allowance for credit risk (b)	(217)	(1,333)
Total non-current investments	2,152	2,891
Total investments	8,694	3,475

(a)

As of December 31, 2020, includes $194 in Cash and cash equivalents which availability is restricted between 30 and 60 days, according to contractual provisions and $1,372 in Investments in guarantee of financial operations.

(b)	Constituted following the expected credit losses parameters provided by IFRS 9 as a consequence of a significant increase in these financial instruments’ credit risk.
(c)	Information on Investments in associates is detailed below:

Schedule of financial position information of investments in associates

			Percentage of capital
			stock owned and	Valuation as of	Valuation as of
Companies	Main activity	Country	voting rights	12.31.2020	12.31.2019
Ver TV. (1)	Cable television station	Argentina	49.00	1,219	847
TSMA (1) (2) (3)	Cable television station	Argentina	50.10	454	344
La Capital Cable (1) (2)	Closed-circuit television	Argentina	50.00	348	334
Other minor investments in associates at equity method (4)				5	6
Total				2,026	1,531

(1)	Data about the issuer arise from extra-accounting information.
(2)	Direct and indirect interest.
(3)	Despite owning a percentage higher than a 50% of interest, the Company does not have the control in accordance with the requirements of IFRS.
(4)	The variation is included in Other financial results, net - RECPAM.

Schedule of earnings (losses) information in associates

	Years ended December 31,
	2020	2019	2018
Ver TV	372	(223)	297
TSMA	110	(59)	151
La Capital Cable	14	27	46
Total	496	(255)	494

Summary of movements in the allowance of credit risk

Movements in the allowance of current credit risk are as follows:

	December 31,
	2020	2019
At the beginning of the fiscal year	(87)	—
Additions – Exchange differences	(50)	—
Additions – Risk of doubtful government bonds results	(16)	(1,552)
Reclassifications	(503)	—
Uses (includes RECPAM)	576	1,465
At the end of the year	(80)	(87)

Movements in the allowance of non-current credit risk are as follows:

	December 31,
	2020	2019
At the beginning of the fiscal year	(1,333)	—
Additions – Exchange differences	(220)	—
Additions – Risk of doubtful government bonds results	(42)	(1,945)
Reclassifications	503	—
Uses (includes RECPAM)	875	612
At the end of the year	(217)	(1,333)

Schedule of changes in assets/liabilities components

	December 31,
	2020	2019	2018
Net (increase) decrease in assets
Trade receivables	(7,313)	4,441	(8,570)
Other receivables	(647)	154	(1,872)
Inventories	(197)	633	(23)
	(8,157)	5,228	(10,465)
Net decrease in liabilities
Trade payables	(7,019)	(23,095)	(16,393)
Salaries and social security payables	476	1,733	592
Taxes payables	1,135	1,339	(4,253)
Other liabilities and provisions	(5,800)	(5,648)	(4,878)
	(11,208)	(25,671)	(24,932)

Schedule of main financing activities components

Bank overdrafts	—	10,925	4,558
Notes	28,075	30,660	—
Bank and other financial entities loans	24,830	36,723	53,600
Loans for purchase of equipment	3,123	1,344	—
Total financial debt proceeds	56,028	79,652	58,158
Bank overdrafts	(6,908)	(1)	—
Notes	(9,621)	(4,162)	(8,178)
Bank and other financial entities loans	(46,624)	(45,532)	(701)
Loans for purchase of equipment	(2,240)	—	(570)
Total payment of debt	(65,393)	(49,695)	(9,449)
Bank overdrafts	(3,967)	(1,321)	(197)
Notes	(5,701)	(1,537)	(3,161)
Bank and other financial entities loans	(9,038)	(9,699)	(5,000)
By NDF, purchase of equipment and others	(2,145)	1,811	560
Total payment of interest and related expenses	(20,851)	(10,746)	(7,798)

Schedule of main non-cash operating transactions

PP&E and intangible assets acquisition financed with accounts payable	19,652	20,922	18,906
Dividends payment with investments not considered as cash and cash equivalents	25,713	—	—
Accounts payable payment with CDB loan proceeds	249	—	—
Other receivables offset with income tax liabilities	26	—	—
Trade receivables offset with government bonds	468	—	—

Summary of cash dividends from the Company, its subsidiaries and associates companies

		Cash Dividends Collected
			Current currency
		Currency of the	as of December 31,
Year	Company	transaction date	2020
2020	Ver TV	50	57
	TSMA	21	23
		71	80
2019	Ver TV	97	172
	TSMA	41	72
	La Capital Cable	5	8
		143	252
2018	Ver TV	18	56
	TSMA	8	23
	La Capital Cable	15	38
		41	117

			Distributed amount				Amount paid in
					Current currency		current currency
			Currency of the		as of December 31,		as of December
Year	Company	Distribution month	transaction date		2020	Payment month	31, 2020
2020	Núcleo	April 2020		295	367	May 2020	191
	Núcleo	April 2020		—	—	October 2020	176
				295	367		367
2019	Telecom	April 2019		6,300	11,798	May 2019	11,072
	Telecom	August 2019		7,045	11,346	August 2019	11,346
	Telecom	October 2019	(1)	17,387	25,603	October 2019	25,603
	Núcleo	April 2019		197	356	May 2019	347
				30,929	49,103		48,368
2018	Telecom	December 2017		-	-	January 2018	12,386
	Telecom	January 2018	(2)	13,007	39,508	February 2018	38,580
	Telecom	January 2018		6,866	20,857	March 2018	19,909
	Núcleo	April 2018		135	381	March 2018	380
				20,008	60,746		71,255

(1)        The General Ordinary Shareholders’ Meeting held on October 10, 2019 resolved to distribute US$300 million in cash dividends to be paid in US dollars (freely available) equivalent to $17,387 according to the exchange rate of BCRA Com “A” 3,500 issued on October 9, 2019 ($57.9).

(2)        Includes $5,641 and $4,503 of anticipated cash dividends pursuant to Section 224, 2nd paragraph of the LGS related to the net income (liquid and realized) of the period January 1st, 2017 and September 30, 2017 arising from the Telecom Argentina’s and Cablevision’s stand-alone basis financial statements as of September 30, 2017, respectively, that were subsequently ratified by the General Ordinary Shareholders’ Meeting held on April 25, 2018.

Schedule of additional information required by IAS 7

				Exchange
				differences
	Balances			, currency	Balances
	as of			translation	as of
	December 31,	Cash		adjustments and	December 31,
	2019	Flows	Accrued interest	others	2020
Bank overdrafts	13,219	(6,908)	—	(2,358)	3,953
Securities' caution - principal	419	(313)	—	(106)	—
Bank and other financial entities loans – principal	95,552	(21,481)	—	(*) 6,992	81,063
Notes - principal	55,171	18,454	—	(3,303)	70,322
NDF	510	(1,831)	—	1,848	527
Loans for purchase of equipment	5,705	883	—	28	6,616
Accrued interest and related expenses	36,352	(19,195)	13,974	6,588	37,719
Total current and non-current financial debt (Note 13)	206,928	(30,391)	13,974	9,689	200,200

(*) Includes $249 of loans with the CDB Bank (Note 13) that do not represent cash movement.

				Exchange
				differences
	Balances			, currency	Balances
	as of			translation	as of
	December 31,	Cash		adjustments and	December 31,
	2018	Flows	Accrued interest	others	2019
Bank overdrafts	4,766	10,924	—	(2,471)	13,219
Securities' caution - principal	—	419	—	—	419
Bank and other financial entities loans – principal	98,863	(9,228)	—	5,917	95,552
Notes – principal	33,669	26,498	—	(4,996)	55,171
NDF	209	(1,195)	—	1,496	510
Loans for purchase of equipment	4,354	1,344	—	7	5,705
Accrued interest and related expenses	24,247	(12,721)	15,109	9,717	36,352
Total current and non-current financial debt (Note 13)	166,108	16,041	15,109	9,670	206,928